SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts	$ 0		$ 0	$ 0
Advertising cost	168,780	$ 44,659	129,504	540,474
Unrecognized tax benefits	$ 0		$ 0	$ 0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation calculation method	straight-line method		straight-line method
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimatied useful lives	3 years		5 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimatied useful lives	5 years		3 years